Cash and cash equivalents and Restricted cash	6 Months Ended
Jun. 30, 2021
Cash and cash equivalents [abstract]
Cash and cash equivalents and Restricted cash

3.       Cash and cash equivalents and Restricted cash

For the purpose of the interim condensed consolidated statement of financial position, cash and cash equivalents comprise the following:

	June 30, 2021	December 31, 2020
Cash on hand	36	13
Cash at banks	74,734	19,024
Total	74,770	19,037

Cash held in banks earns interest at floating rates based on daily bank deposit rates. Bank deposits are made for varying periods of between one day and three months, depending on the immediate cash requirements of the Company and earn interest at the respective bank deposit rates.

As at June 30, 2021, in order to fulfil the collateral requirements contained in the loan agreement (Note 8), the Company has pledged an aggregate amount of $3,741 ($2,066 as at December 31, 2020). This amount is presented in the accompanying condensed consolidated statement of financial position at June 30, 2021, under restricted cash current $275 ($816 as at December 31, 2020) and restricted cash non-current $3,466 ($1,250 as at December 31, 2020).